Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (6,169,584)	$ (968,143)	¥ (7,038,361)	¥ (10,323,329)
Accretion of redeemable noncontrolling interests	(20,336)	(3,191)	(7,087)	(1,542)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(6,189,920)	(971,334)	(7,045,448)	(10,324,871)
Class A Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	(2,983,984)	(468,253)	(3,127,160)	(4,506,557)
Accretion of redeemable noncontrolling interests	(9,836)	(1,543)	(3,149)	(673)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (2,993,820)	$ (469,796)	¥ (3,130,309)	¥ (4,507,230)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,694,345,310	2,694,345,310	2,299,788,661	2,228,491,004
Weighted average number of ordinary shares outstanding, diluted	2,694,345,310	2,694,345,310	2,299,788,661	2,228,491,004
Net loss per share, basic | (per share)	¥ (1.11)	$ (0.17)	¥ (1.36)	¥ (2.02)
Net loss per share, diluted | (per share)	¥ (1.11)	$ (0.17)	¥ (1.36)	¥ (2.02)
Class B Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (3,185,600)	$ (499,890)	¥ (3,911,201)	¥ (5,816,772)
Accretion of redeemable noncontrolling interests	(10,500)	(1,648)	(3,938)	(869)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (3,196,100)	$ (501,538)	¥ (3,915,139)	¥ (5,817,641)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,876,391,396	2,876,391,396	2,876,391,396	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	2,876,391,396	2,876,391,396	2,876,391,396	2,876,391,396
Net loss per share, basic | (per share)	¥ (1.11)	$ (0.17)	¥ (1.36)	¥ (2.02)
Net loss per share, diluted | (per share)	¥ (1.11)	$ (0.17)	¥ (1.36)	¥ (2.02)